EQUITY (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Feb. 26, 2015 $ / shares shares	Mar. 09, 2014 USD ($) $ / shares shares	Sep. 12, 2013 USD ($) $ / shares shares	Jul. 08, 2013 USD ($) $ / shares shares	Aug. 31, 2011 $ / shares shares	Jan. 31, 2011 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2013 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of shares and exercise of options, net of issuance costs		$ 10,440					$ 15	$ 10,074		$ 7
Shares sold | shares		1,130,000
Sale of Stock, Price Per Share | $ / shares		$ 9.25
Options granted, weighted-average grant date fair value | $ / shares							$ 8.35	$ 0.75
Options vested, weighted-average grant date fair value							$ 375
Unrecognized compensation costs							$ 256
Unrecognized compensation costs, recognition period							6 months 14 days
Options granted | shares			246,984	41,000	10,000	246,984
Exercise price | $ / shares			$ 3.38	$ 3.38	$ 4.80	$ 7.00
Amortization of stock compensation			$ 599				$ 309	$ 375		374
Dividends to non-controlling interests										$ 1,311
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 8.35
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | ₪ / shares									₪ 3
Employee Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options available for grant | shares										376,712
Options granted | shares	77,000
Amortization of stock compensation								$ 253,412
Minimum Favourable Tax Treatment Percentage On Option Exercise Price Determined										100.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 8.35
Employee Share Option Plan 2013 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Options available for grant | shares								46,300	46,300
Shagrir Systems Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends to non-controlling interests										$ 1,311
Dividends										$ 2,881
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares				20,000
Exercise price | $ / shares				$ 3.38
Amortization of stock compensation				$ 31